BUSINESS ACQUISITION - Gain on Acquisition (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 18, 2012 Bluewater Gandria
Business acquisition:
Gain on remeasurement				$ 2,356 [1]
Gain on bargain	0	(4,084)	0	(1,933)
Less: Acquisition related costs				(205)
Total gain on acquisition of Bluewater Gandria				$ 4,084

[1]	Remeasurement of equity investment in Bluewater Gandria